LONG-TERM LIABILITIES (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
LONG-TERM LIABILITIES [Abstract]
Total cash installment payments	$ 55,000,000
Present value of total cash installment payments	53,460,269
Current installments recorded in accounts payable	20,000,000
Long-term liabilities	$ 19,260,000	$ 18,660,000